Equity (Details Narrative) (10-K) - $ / shares		12 Months Ended
	Apr. 21, 2016	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, par value		$ 0.00001	$ 0.00001	$ 0.00001
Exercised and exchanged shares of common stock		1,270,000
Tranche B Warrants [Member]
Initial exercise price	$ 0.35
Tranche B Warrants [Member] | Warrant Exchange Agreement [Member]
Initial exercise price	$ 1.10
Series B Preferred Stock [Member]
Exercised and exchanged shares of common stock	380,000
Common stock, price per share	$ 0.35
Initial conversion price		$ 0.75		0.75
Series B Preferred Stock [Member] | Tranche A Warrants [Member]
Initial exercise price	0.35
Series B Preferred Stock [Member] | Tranche A Warrants [Member] | Exchange Agreement [Member]
Initial exercise price	1.00
Series A Preferred Stock [Member]
Initial conversion price		$ 1.00		$ 1.00
Series A Preferred Stock [Member] | Minimum [Member]
Initial exercise price	0.75
Initial conversion price	0.97
Series A Preferred Stock [Member] | Maximum [Member]
Initial exercise price	0.35
Initial conversion price	$ 0.86